Fair Value of Financial Instruments - Fair Value Measurement Key Inputs (Details)	May 17, 2022	Mar. 31, 2022
Risk-free Interest Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Risk-free interest rate	1.82	1.63
Expected Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Risk-free interest rate	90	90
Term Until Liquidation (Years)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Risk-free interest rate	0.72	0.84
Stock Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Risk-free interest rate	1.29	1.26